Consolidated statement of cash flows - Working capital (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
(Increase)/decrease in receivables		€ 304	€ (451)	€ 239
(Increase)/decrease in inventories		443	(991)	(48)
Decrease in non-interest-bearing liabilities		(2,029)	(401)	(459)
Change in net working capital	[1]	€ (1,282)	€ (1,843)	€ (268)

[1]

(2) Change in net working capital
EURm	2023	2022	2021
Decrease/(increase) in receivables	304	(451)	239
Decrease/(increase) in inventories	443	(991)	(48)
Decrease in non-interest-bearing liabilities	(2 029)	(401)	(459)
Total	(1 282)	(1 843)	(268)